CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUES (Note 11)	$ 5,527	$ 849	$ 5,414
COST OF REVENUES	59	70	527
GROSS PROFIT	5,468	779	4,887
OPERATING EXPENSES:
Research and development	25,897	10,680	3,557
Selling, general and administrative	9,221	7,029	2,964
TOTAL OPERATING EXPENSES	35,118	17,709	6,521
OPERATING LOSS	29,650	16,930	1,634
FINANCE EXPENSES (INCOME), net (Note 11)	(701)	(452)	9,844
LOSS BEFORE INCOME TAX	28,949	16,478	11,478
INCOME TAX (Note 10)	387	39	6
NET LOSS FOR THE YEAR	$ 29,336	$ 16,517	$ 11,484
LOSS PER SHARE BASIC AND DILUTED	$ 0.91	$ 0.58	$ 0.79
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE IN THOUSANDS	32,263	28,229	14,512